Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
July to December 2020	$ 88,293
2021	220,382
2022	173,504
2023	279,361
2024	269,503
2025 and thereafter	438,792
Total	$ 1,469,835	$ 1,544,551